STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT
13	STOCKHOLDERS’ DEFICIT

a)	Common Stock

The Company has authorized 500,000,000 common shares with a par value of $0.001 each, and issued and outstanding 236,444,772 shares of common stock as of June 30, 2014.

The following common shares were issued by the Company during the six months ended June 30, 2014:

i)

an aggregate of 27,112,225 shares of Common Stock to convertible note holders upon conversion of an aggregate of $1,467,703 of short and long-term convertible notes, inclusive of certain interest and, mark-to-market derivative adjustments thereon, at an average share price of $0.05 per share;

ii)	an aggregate of 531,500 Common shares issued to consultants and advisors for services at an average issue price of $0.27 per share, the market value of our common stock when the shares were issued.

iii)

In terms of a private placement agreement entered into on April 15, 2014 between the Company and a placement agent (“the placement agent”), the placement agent agreed to assist the Company in raising financing. The financing could be in the form of debt or equity funding offered to qualified investors only. Paulson will receive a fee of 10% of the gross proceeds raised together with a 3% expense recovery fee. In addition to this the placement agent is entitled to warrants equal to 15% of the total number of shares issued to the investors , on the same terms and conditions of those warrants issued to investors. After the completion of the last funding the Company is obligated to file an S-1 registration statement on Form S-1 registering the common stock issue in the offering and the common stock underlying the warrants within 60 days of the completion of the funding.

On June 27, 2014, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 3,503,333 Common units of the Company at a price of $0.15 per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one half of a share of common stock at an exercise price of $0.25 per share, for net proceeds of $453,685 after deducting placement agent fees and other share issue expenses of $71,815. A further $10,000 was paid to the placement agent as fees in terms of the agreement.

Subsequent to June, 30, 2014, on August 1 and August 8, 2014, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, additional new, qualified investors, acquired a further 3,849,997 Common units of the Company at a price of $0.15 per unit, each unit consisting of one share of Common Stock and half a five year warrant exercisable for one share of common stock at an exercise price of $0.25 per share, for net proceeds of $502.425 after deducting placement agent fees of $75,075.

b)	Preferred Stock

The Company has 10,000,000 authorized preferred shares with a par value of $0.001 each with 5,000,000 preferred shares designated as Series A-1 Convertible Preferred Stock (“Series A-1 Shares”), with 3,887,500 Series A-1 Shares issued and outstanding which are convertible into 38,875,000 shares of common stock.

On March 14, 2014, the Company amended its articles of incorporation by designating 500,000 of the remaining 5,000,000 undesignated preferred shares as Series B Convertible Redeemable Preferred Stock (“Series B Shares”), with 75,000 Series B Shares issued and outstanding, which are convertible into 7,500,000 shares of common stock.

The remaining 4,500,000 preferred shares remain undesignated.

i)	Series A-1 Convertible Preferred Stock
The rights, privileges and preferences of the Series A-1 Shares are summarized as follows;

Conversion
Each Series A-1 Share has the following conversion rights:

(a)	Each share of the Series A-1Shares is convertible into ten shares of Common Stock.

(b)	There shall be no adjustment made to the conversion ratio of the Series A-1 Shares for any stock split, stock dividend, combination, reclassification or other similar event.

Company Redemption

The Series A-1Shares are non-redeemable by the Company.

Voting Rights

Each holder of Series A-1 Shares is entitled to vote on all matters submitted to a vote of the stockholders of the Company and shall be entitled to that number of votes equal to the number of shares of Common Stock into which such holder’s shares of Series A-1 Shares could then be converted.

Dividends

Until such time that any dividend is paid to the holders of Common Stock, the holders of Series A-1 Shares shall be entitled to a dividend in an amount per share equal to that which such holders would have been entitled to receive had they converted all of the shares of Series A-1 Shares into Common Stock immediately prior to the payment of such dividend

Liquidation Preference

Each share of Series A-1 Shares is entitled to a liquidation preference of $.08 per share

No Circumvention

The approval of the holders of at least 2/3 (66.6%) of the outstanding shares of the Series A-1 Shares, voting together separately as a class, is required for:

(a)	the merger, sale of all, or substantially all of the assets or intellectual property, recapitalization, or reorganization of the Company;

(b)	the authorization or issuance of any equity security having any right, preference or priority superior to or on a parity with the Series A-1 Shares;

(c)	the redemption, repurchase or acquisition of any of the Company’s equity securities or the payment of any dividends or distributions thereon;

(d)	any amendment or repeal of the Company’s Articles of Incorporation or Bylaws that would have an adverse affect on the rights, preferences or privileges of the Series A-1 Shares; and

(e)	the making of any loan or advance to any person except in the ordinary course of business.

ii)	Series B Convertible Preferred Stock

The rights, privileges and preferences of the Series B Shares are summarized as follows:

Conversion
The holders of the Series B Preferred Shares shall have conversion rights as follows:

(a)

Each share of the Series B Shares shall be convertible at any time prior to the issuance of a redemption notice by the Company into such number of shares of Common Stock by dividing the Stated value ($10) of the Series B Share by $0.10 and shall be subject to adjustment for dividends or distributions made in common stock, the issue of securities convertible into common stock, stock splits, reverse stock splits, or reclassifications of common stock. No adjustments will be made to the conversion rights or conversion price for any reorganization other than to be entitled to receive the same benefits as if the shares were converted immediately prior to such reorganization. No conversion will take place if the holder of the Series B Shares will beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after conversion. As of the date hereof, each Series B Share converts into 100 shares of common stock.

(b)

The conversion right of the holders of Series B Shares shall be exercised by the surrender of the certificates representing shares to be converted to the Company, accompanied by written notice electing conversion.

(c)

No fractional shares of Common Stock or script shall be issued upon conversion of Series B Shares. The Company shall pay a cash adjustment in respect to such fractional interest based upon the fair value of a share of Common Stock, as determined in good faith by the Company’s Board of Directors.

(d)

All shares of Common Stock issued upon conversion of Series B Shares will upon issuance be validly issued, fully paid and non-assessable. All certificates representing Series B Shares surrendered for conversion shall be appropriately canceled on the books of the Company and the shares so converted represented by such certificates shall be restored to the status of authorized but unissued shares of preferred stock of the Company.

Company Redemption

The Company shall have the right, at any time after the date the Series B Shares have been issued, to redeem all or a portion of any Holder's Series B Shares at a price per Series B Share equal to the issue price per Series B Share multiplied by 120%.

Voting Rights

Each holder of Series B Shares shall be entitled to vote on all matters submitted to a vote of the stockholders of the Company and shall be entitled to votes equal to the number of shares of Common Stock into which Series B Shares could be converted, and the holders of shares of Series B Shares and Common Stock shall vote together as a single class on all matters submitted to the stockholders of the Company.

Dividends

(a)

The holders of the Series B Shares shall be entitled to receive cumulative dividends at the rate of eight percent per annum of the issue price per share, accrued daily and payable annually in arrears on December 31st of each year (“Dividend Date”). Such dividends shall accrue on any given share from the day of original issuance of such share. Such dividends shall be cumulative, whether or not declared by the Board of Directors, but shall be non-compounding.

(b)	Any dividend payable on a dividend payment date may be paid, at the option of the Company, either (i) in cash or (ii) in shares of common stock at an issue price of $0.10 per common share.

(c)	Nothing contained herein shall be deemed to establish or require any payment or other charges in excess of the maximum permitted by applicable law.

(d)

In the event that pursuant to applicable law or contract the Company shall be prohibited or restricted from paying in cash the full dividends to which the holders of the Series B Shares shall be entitled, the cash amount available pursuant to applicable law or contract shall be distributed among the holders of the Series B Shares ratably in proportion to the full amounts to which they would otherwise be entitled and any remaining amount due to holders of the Series B Shares shall be payable in cash.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series B Shares shall be entitled to receive, prior and in preference to any distribution of any assets of the Company to the holders of any other preferred stock of the Company and subordinate to any distribution to the Series A-1 Shares, and prior and in preference to any distribution of any assets of the Company to the holders of the Common Stock, the amount of 120% of the issue price per share.

No Circumvention

The Company shall not amend its certificate of incorporation, or participate in any reorganization, sale or transfer of assets, consolidation, merger, dissolution, issue or sale of securities or any other voluntary action for the purpose of avoiding or seeking to avoid the observance or performance of any of the terms to be observed or performed by the Company.

On March 27, 2014, we entered into a Securities Purchase Agreement with an individual, pursuant to which the individual agreed to purchase and we agreed to sell 75,000 Series B Shares at an issue price of $10 per share for net proceeds of $750,000. Of the total proceeds of $750,000, $550,000 was received on deposit, prior to the issuance of the Series B Preferred shares.

The proceeds received above, were primarily used to settle the following convertible notes outstanding (Refer note 10 above):

i.

On February 7, 2014, the unsecured promissory note issued to Asher Enterprises on July 29, 2013 with a face value of $53,000, was repaid for $73,687, inclusive of interest, fees and an early settlement penalty accrued thereon.

ii.

On February 10, 2014, the unsecured promissory note issued to Gel Properties on July 30, 2013 with a face value of $52,500, was repaid for $72,538, inclusive of interest, fees and an early settlement penalty accrued thereon.

iii.

On February 21, 2014, the unsecured promissory note issued to Asher Enterprises on September 4, 2013 with a face value of $42,500 was repaid for $58,884, inclusive of interest, fees and an early settlement penalty accrued thereon.

iv.

On March 6, 2014, the funds of $50,000 borrowed from JMJ Financial on December 9, 2013, including interest, original issue discount and fees, amounting to a total of $64,960, was repaid for $58,000 before the once-off interest charge of $6,960 came into effect.

v.

On March 11, 2014, one of the two $50,000 “back end” promissory notes issued to GEL Properties and exercised on January 16, 2014, was repaid for $62,950, inclusive of interest and an early settlement penalty accrued thereon.

vi.

On March 28, 2014, the unsecured promissory note issued to Asher Enterprises on October 3, 2013 with a face value of $32,500 was repaid for $45,086, inclusive of interest, fees and an early settlement penalty accrued thereon.

vii.

On March 31, 2014, the unsecured promissory note issued to LG Capital Funding, LLC, with a face value of $51,500 was repaid for $95,172, inclusive of interest, original issue discounts and early settlement penalty accrued thereon.

viii.	On April 11, 2014, the second $50,000 “back end” promissory note issued to GEL Properties was repaid for $65,708, inclusive of interest and an early settlement penalty accrued thereon.

We have undeclared dividends on the Series B Preferred stock amounting to $15,616 as of June 30, 2014. The beneficial conversion feature of these undeclared dividends will be recorded upon the declaration of these dividends.

c)	Stock Option Plan

The Company’s Board of Directors approved the Company’s 2008 Stock Option Plan (the “Stock Plan”) for the issuance of up to 5,000,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. After the reverse stock split in August 2012, a total of 100,000 shares were available for grant. Subsequent to the reverse split the Board of Directors approved an increase in the number of awards available for grant to 2,100,000 shares. The exercise price of stock options under the Stock Plan is determined by the Board of Directors, and may be equal to or greater than the fair market value of the Company’s common stock on the date the option is granted. Options become exercisable over various periods from the date of grant, and generally expire ten years after the grant date. At June 30, 2014 and December 31, 2013, there were 452,960 options issued and outstanding, respectively, under the Stock Plan. In addition, the Company issued 11,000,000 options to two of its Officers which are not covered under this plan (see section d) – “Non-Plan Stock Options” for further description of these options)

The vesting provisions for these stock options have various terms as follows:

•	Monthly, over one to three years
•	Immediately, upon grant

No options were issued during the current period.

d)	Non-Plan Stock Options

In March of 2013, the Company granted to its Chief Executive Officer options (that are not covered by the Company’s Stock Option Plan) to purchase 10,000,000 shares of the Company’s common stock with an exercise price equal to $0.25 per share. Vesting was immediate as to 2,500,012 of the options and the balance of the options vest, pro rata, on a monthly basis, over 36 months.

In March of 2013, the Company granted to one of its directors options (that are not covered by the Company’s Stock Option Plan) to purchase 1,000,000 shares of the Company’s common stock with an exercise price equal to $0.25 per share. Vesting was immediate as to 250,012 of the options and the balance of the options vest pro rata, on a monthly basis, over 36 months.

The following assumptions were used to value the plan and non-plan options issued using the Black-Scholes valuation model:

Year endedDecember 31, 2013
Stock price over the period	$0.50 –$ 0.65
Risk free interest rate	1.41% to 2.71%
Expected life of options	5 to 10 years
Expected volatility	127.99% to 150.0%
Expected dividend rate	0%

In the event of the employees’ termination, the Company will cease to recognize compensation expense.

The Company has applied fair value accounting for all share based payment awards since inception. The fair value of each option or warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model. There is no deferred compensation recorded upon initial grant date, instead, for employees, the fair value of the share-based payment is recognized ratably over the stated vesting period. For consultants, the fair value is recognized as expense immediately. The Company has recorded an expense of $980,794 and $1,657,273 for the six months ended June 30, 2014 and the year ended December 31, 2013 relating to options issued.

The options outstanding and exercisable at June 30, 2014 are as follows:

	Options Outstanding			Options Exercisable
ExercisePrice	NumberOutstanding	WeightedAverageRemainingContractualLife	WeightedAverageExercisePrice	NumberExercisable	WeightedAverageExercisePrice	WeightedAverageRemainingContractualLife
$25.00	2,500	3.85 years	$25.00	2,500	$25.00	3.85 years
$13.50	5,480	4.96 years	$13.50	5,480	$13,50	4.96 years
$12.50	2,000	6.29 years	$12.50	2,000	$12.50	6.29 years
$8.50	30,500	7.01 years	$8.50	30,500	$8.50	7.01 years
$5.00	14,800	7.30 years	$5.00	13,600	$5.00	7.30 years
$0.25	11,000,000	3.68 years	$0.25	6,416,673	$0.25	3.68 years
$0.65	55,386	7.09 years	$0.65	55,386	$0.65	7.09 years
$0.63	57,144	4.00 years	$0.63	57,144	$0.63	4.00 years
$0.51	285,150	5.79 years	$0.51	285,150	$0.51	5.79 years

	11,452,960	3.77 years	$0.30	6,868,433	$0.30	3.77 years

No options were granted for the six months ended June 30, 2014. During the year ended December 31, 2013, awards granted under the Plan were incentive stock options. A summary of all of our option activity during the period January 1, 2013 to June 30, 2014 is as follows:

	Shares	Exerciseprice pershare	Weightedaverageexerciseprice
Outstanding January 1, 2013	55,280	$5.00 to 25.00	$8.49
Granted – plan options	397,680	0.51 to 0.65	0.54
Granted – non plan options	11,000,000	0.25	0.25
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2013	11,452,960	$0.25 to 25.00	$0.30
Granted – plan options	-	-	-
Granted – non plan options	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2014	11,452,960	$0.25 to 25,00	0.30

Stock options outstanding as of June 30, 2014 as disclosed in the above table, have an intrinsic value of $0.

e)	Warrants

In terms of the recent private placement on June 27, 2014, as disclosed under (a) above, the new investors were entitled to a half warrant exercisable for one share of common stock per unit issued. The new, qualified, investors subscribed for a total of 3,503,333 units, each unit consisting of one share of common stock and one half warrant per share issued exercisable for one share of common stock, resulting in the issue of 1,751,667 full warrants which are exercisable at $0.25 per share. In addition to this, the placement agent is entitled to warrants equal to 15% of the total shares issued under the Placement Agent Agreement, which amounted to 525,500 warrants.

The warrants outstanding and exercisable at June 30, 2014 are as follows:

	Warrants Outstanding			Warrants Exercisable
ExercisePrice	NumberOutstanding	WeightedAverageRemainingContractualLife	WeightedAverageExercisePrice	NumberExercisable	WeightedAverageExercisePrice	WeightedAverageRemainingContractualLife
$0.30	375,000	4.34 years	$0.30	375,000	$0.30	4.34 years
$0.25	2,277,167	4.99 years	$0.25	2,277,167	$0.25	4.99 years
	2,652,167			2,652,167

STOCKHOLDERS' DEFICIT.
11	STOCKHOLDERS DEFICIT

a)	Common Stock Issuances of Issuer for the year ended December 31, 2013

The Company has authorized 500,000,000 common shares with a par value of $0.001 each, and issued and outstanding 205,297,714 shares of common stock as of December 31, 2013.

On February 4, 2013, the Company entered into a Share Exchange Agreement with Novas whereby the Company exchanged 100,000,000 shares of its common stock for 100,000,000 shares of common stock in Novas. After the consummation of the share exchange, Novas became a wholly owned subsidiary of the Company and the shareholders of Novas were issued shares of the common stock of the Company representing in the aggregate approximately 56% of the outstanding voting power (including common and preferred shares) of the Company. As of the date of the Share Exchange Agreement, there were no material relationships between the Company and any of the Novas respective affiliates, directors or officers. The Company intends to carry on its business and the business of Novas. They have an exclusive license to engage in the commercial application of a proprietary Plasma-Pulse Technology to enhance the recovery of oil and gas in the United States.

As a result of the Share Exchange Agreement, the principal business of Propell became the business of Novas Energy (USA), Inc. As the shareholders of Novas Energy (USA), Inc. obtained the majority of the outstanding shares of the Company through the acquisition; the acquisition is accounted for as a reverse merger or recapitalization of the Company. As such, Novas Energy (USA), Inc. was considered the acquirer for accounting purposes.

In terms of the recapitalization of the Company, the following common shares were issued:

i)

an aggregate of 25,000,000 shares of Common Stock to convertible note holders upon conversion of an aggregate of $500,000 principal amount of notes held by such note holders at a conversion price of $0.02 per share

ii)	6,875,000 shares of Common Stock upon conversion of 687,500 shares of Series A-1 Preferred Stock, at a conversion ratio of 10 Common shares for each Series A-1 Preferred Share, and;

iii)	200,000 shares of Common Stock as payment for employee and consulting services rendered.

In addition to this, during the remainder of the year, the following common shares were issued by the company:

i)

an aggregate of 65,781,633 shares of Common Stock to convertible note holders upon conversion of an aggregate of $2,093,011 of notes and convertible note, inclusive of certain interest thereon, at a conversion price of $0.02 per share, refer note 7 and 10 above;

ii)

an aggregate of 11,125,000 shares of Common Stock to Series A-1 convertible preferred stock ( Series A-1 shares ) holders upon conversion of an aggregate of 1,125,000 Series A-1 shares, at a conversion ratio of 10 Common shares for each Series A-1 Preferred Share, refer (b) below;

iii)	an aggregate of 620,710 shares of Common stock to investors as follows:

a)

On October 30, 2013, we entered into Securities Purchase Agreements with two individuals, pursuant to which the individuals agreed to purchase and we agreed to sell 375,000 units consisting of one share issued at a market price of $0.20 and one five year warrant to acquire a share at an exercise price of $0.30 per share (see point e below);

b)

On October 31, 2013, we entered into a Securities Purchase Agreement (the Agreement or Securities Purchase Agreement ), with Seaside 88, L.P. ( Seaside ), pursuant to which Seaside has agreed to purchase and we have agreed to sell to Seaside up to an aggregate of 10,000,000 shares of common stock (the Cap ). On November 5, 2013, we held the first closing under the Securities Purchase Agreement and we sold to Seaside an aggregate of 245,710 shares of common stock, $.001 par value per share (which represented 10% of the total number of shares traded during normal hours during the twenty (20) trading days immediately preceding such closing), for gross proceeds to us of $46,930.61.

This agreement with Seaside 88, L.P. was terminated with effect from December 9, 2013 and no further shares will be sold to Seaside 88, L.P.

iv)	200,000 common shares issued to a consultant for services to be performed at an average issue price of $0.34 per share, the market value of our common stock when the agreement was concluded; and

v)	12,500 common shares at a market price of $0.44 per share, as a fee paid for a call option related to the Gel Properties note disclosed in note 8 above.

b)	Preferred Stock

The Company has 10,000,000 authorized preferred shares with a par value of $0.001 each with 5,000,000 preferred shares designated as Series A-1 Convertible Preferred Stock ( Series A-1 Shares ), with 3,887,500 Series A-1 Shares issued and outstanding. The remaining 5,000,000 preferred shares remain undesignated.

i)	Series A-1 Convertible Preferred Stock

The rights, privileges and preferences of the Series A-1 Shares are as follows; (i) each share of Series A-1 Shares is convertible into ten (10) shares of Common Stock; (ii) each holder of Series A-1 Shares is entitled to vote on all matters submitted to a vote of the stockholders of the Company and shall be entitled to that number of votes equal to the number of shares of Common Stock into which such holder s shares of Series A-1 Shares could then be converted, (iii) there shall be no adjustment made to the conversion ratio of the Series A-1 Shares for any stock split, stock dividend, combination, reclassification or other similar event, (iv) the Series A-1Shares are non-redeemable, (v) upon such time that any dividend is paid to the holders of Common Stock, the holders of Series A-1 Shares shall be entitled to a dividend in an amount per share equal to that which such holders would have been entitled to receive had they converted all of the shares of Series A-1 Shares into Common Stock immediately prior to the payment of such dividend, (vi) each share of Series A-1 Shares is entitled to a liquidation preference of $.08 per share, and (vii) the approval of the holders of at least 2/3 (66.6%) of the outstanding shares of the Series A-1 Shares, voting together separately as a class, is required for (a) the merger, sale of all, or substantially all of the assets or intellectual property, recapitalization, or reorganization of the Company, (b) the authorization or issuance of any equity security having any right, preference or priority superior to or on a parity with the Series A-1 Shares, (c) the redemption, repurchase or acquisition of any of the Company s equity securities or the payment of any dividends or distributions thereon, (d) any amendment or repeal of the Company s Articles of Incorporation or Bylaws that would have an adverse affect on the rights, preferences or privileges of the Series A-1 Shares, and (e) the making of any loan or advance to any person except in the ordinary course of business.

During the year ended December 31, 2013, holders of 1,112,500 Series A-1 shares converted their holdings into 11,125,000 shares of the Company s Common Stock at a conversion ratio of 10 common shares to 1 Series A-1 Share.

c)	Stock Option Plan

The Company s Board of Directors approved the Company s 2008 Stock Option Plan (the Stock Plan ) for the issuance of up to 5,000,000 shares of common stock to be granted through incentive stock options, nonqualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other stock-based awards to officers, other employees, directors and consultants of the Company and its subsidiaries. After the reverse stock split in August 2012, a total of 100,000 shares were available for grant. Subsequent to the reverse split the Board of Directors approved an increase in the number of awards available for grant to 2,100,000 shares. The exercise price of stock options under the Stock Plan is determined by the Board of Directors, and may be equal to or greater than the fair market value of the Company s common stock on the date the option is granted. Options become exercisable over various periods from the date of grant, and generally expire ten years after the grant date. At December 31, 2013 and December 31, 2012, there were 452,960 and 0 options issued and outstanding, respectively, under the Stock Plan. In addition, the Company issued 11,000,000 options to two of its Officers which are not covered under this plan (see section d) Non-Plan Stock Options for further description of these options)

The vesting provisions for these stock options have various terms as follows:

Annually, over one, two or three years

Monthly, over six months to one year

Annually, with monthly vesting after the first year, over a total of three or four years

Immediately, upon grant

d)	Non-Plan Stock Options

In March of 2013, the Company granted to its Chief Executive Officer options (that are not covered by the Company s Stock Option Plan) to purchase 10,000,000 shares of the Company s common stock with an exercise price equal to $0.25 per share. Vesting was immediate as to 2,500,012 of the options and the balance of the options vest, pro rata, on a monthly basis, over 36 months.

In March of 2013, the Company granted to one of its directors options (that are not covered by the Company s Stock Option Plan) to purchase 1,000,000 shares of the Company s common stock with an exercise price equal to $0.25 per share. Vesting was immediate as to 250,012 of the options and the balance of the options vest pro rata, on a monthly basis, over 36 months.

The following assumptions were used to value the plan and non-plan options issued during the year using the Black-Scholes valuation model:

	Year endedDecember 31, 2013	Year endedDecember 31, 2012
Stock price over the period	$0.50 0.65	$-
Risk free interest rate	1.41% to 2.71%	-
Expected life of options	5 to 10 years	-
Expected volatility	127.99% to 150.0%	-
Expected dividend rate	0%	-

In the event of termination, the Company will cease to recognize compensation expense. There is no deferred compensation recorded upon initial grant date, instead, the fair value of the share-based payment is recognized ratably over the stated vesting period.

The Company has applied fair value accounting for all share based payment awards since inception. The fair value of each option or warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model. There is no deferred compensation recorded upon initial grant date, instead, for employees, the fair value of the share-based payment is recognized ratably over the stated vesting period. For consultants, the fair value is recognized as expense immediately. The Company has recorded an expense of $1,657,273 and $0 for the year ended December 31, 2013 and the year ended December 31, 2012, respectively, in general and administrative expense.

The options outstanding and exercisable at December 31, 2013 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price	NumberOutstanding	WeightedAverageRemainingContractualLife	WeightedAverageExercise Price	NumberExercisable	WeightedAverageExercise Price	WeightedAverageRemainingContractual Life

$25.00	2,500	4.35 years	$25.00	2,500	$25.00	4.35 years
$13.50	5,480	5.46 years	$13.50	5,480	$13,50	5.46 years
$12.50	2,000	6.78 years	$12.50	2,000	$12.50	6.78 years
$8.50	30,500	7.50 years	$8.50	27,084	$8.50	7.75 years
$5.00	14,800	7.79 years	$5.00	11,500	$5.00	7.79 years
$0.25	11,000,000	4.18 years	$0.25	5,041,675	$0.25	4.18 years
$0.65	55,386	9.18 years	$0.65	55,386	$0.65	9.18 years
$0.63	57,144	4.50 years	$0.63	57,144	0.63	4.50 years
$0.51	285,150	4.62 years	$0.51	142,577	0.51	4.62 years

	11,452,960	4.23 years	$0.30	5,345,346	$0.32	4.25 years

Included in options outstanding are 700 options which vest based on performance. It is unlikely that the optionees will generate the required sales volume for any of these options to vest.

During the year ended December 31, 2013, awards granted under the Plan were incentive stock options. A summary of all of our option activity during the period January 1, 2013 to December 31, 2013 is as follows:

	Shares	Exercise price per share	Weighted average exerciseprice

Balance at January 1, 2012	55,280	$5.00 to 25.00	8.49
Granted	-		-
Exercised	-		-
Outstanding January 1, 2013	55,280	$5.00 to 25.00	$8.49
Granted plan options	397,680	0.51 to 0.65	0.54
Granted non plan options	11,000,000	0.25	0.25
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2013	11,452,960	$0.25 to 25.00	$0.30

Stock options outstanding as of December 31, 2013 as disclosed in the above table, have an intrinsic value of $nil.

e)	Warrants

On October 30, 2013, we issued 375,000 warrants to two investors in conjunction with 375,000 units purchased, each unit consisting of one common share and one warrant, refer (a) above.

These warrants have a term of 5 years and are exercisable into common shares at $0.30 per share.